Organization (Details)	12 Months Ended
	May 31, 2025	Dec. 31, 2024
Organization [Line Items]
Company incorporation date		Sep. 13, 2010
Share Exchange Agreement [Member] | DiamiR Biosciences Corp. [Member]
Organization [Line Items]
Shares issued and outstanding, percentage	100.00%